Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Contractual Obligation Fiscal Year Maturity [Line Items]
Total		$ 687,452	$ 716,942
Remainder of 2020		41,497
2021		182,193
2022		259,295
2023		264,775
2024		9,150
Thereafter		118,870
Total		875,780
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Thereafter	[1]	64,483
Total	[1]	64,483
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2020	[2]	730
2021	[2]	1,459
2022	[2]	242
Total	[2]	2,431
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2020	[3]	7,500
2021	[3]	6,700
Total	[3]	14,200
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2020	[4]	33,267
2021	[4]	74,034
2022	[4]	259,053
2023	[4]	193,078
2024	[4]	9,150
Thereafter	[4]	54,387
Total	[4]	622,969
2017 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021	[5]	100,000
Total	[5]	100,000
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		71,697
Total		$ 71,697

[1]	The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities) to our unaudited condensed consolidated financial statements.
[2]	The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. This break option is recognized in the table above but has not been included as part of the right-of-use asset and lease liability associated with the lease. Please read Note 17 (Operating Lease Liabilities) to our unaudited condensed consolidated financial statements. The gross rent per year is approximately $1.1 million. The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000.The weighted average remaining contractual lease term for the above three office leases on June 30, 2020 was 1.67 years.
[3]	On July 30, 2020, the Company made a capital contribution of $7.5 million, reducing the anticipated remaining contributions from $14.2 million to $6.7 million, to be contributed in 2021 for our portion of the capital cost for the construction of the Marine Export Terminal.
[4]	On August 4, 2020 the Terminal Facility was amended to allow the Company an early true-up of $34.0 million, enabling those funds to be immediately drawn for general corporate purposes due to previous capital contributions for the Marine Export Terminal being paid from the Company’s own resources. In addition, on September 17, 2020, the Company has entered into an agreement to refinance one of its vessel loans to borrow approximately an additional $30.0 million for general corporate purposes.
[5]	The Company has refinanced its 2017 Bonds that were scheduled to mature in February 2021, with new 2020 Bonds. They are therefore presented as a non-current liability in the balance sheet. The new bonds will mature in September 2025 and have a fixed coupon of 8.00% per annum. The existing 2017 Bonds were redeemed in full in September 2020. See “Liquidity and Capital Resources—2017 Senior Unsecured Bonds” and “—2020 Senior Unsecured Bonds.”